OTHER LIABILITIES (Details) - Schedule of Other Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	£ 501	£ 706
Unitholders’ interest in Open Ended Investment Companies	14,480	22,947
Other creditors and accruals	5,359	5,297
Total other liabilities	20,730	29,193
Unallocated amounts [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unallocated surplus within insurance businesses	£ 390	£ 243